/Securities and Exchange Commission
Washington, D.C.
Statement of registered closed-end investment company with respect to purchases of its own securities pursuant to Rule N-23(c)-1 during the last calendar month.

Report for the calendar month ending May 31, 2000

MFS Multimarket Income Trust

Date         Identification   Shares RepurchasRepurchase       NAV     Broker
             of Security                      Price
5/19/00      Shares of        5,000           5.75             6.81    Paine
             Beneficial                                                Webber
             Interest
5/22/00      Shares of        5,000           5.75             6.83    Paine
             Beneficial                                                Webber
             Interest
5/22/00      Shares of        25,000          5.75             6.83    Paine
             Beneficial                                                Webber
             Interest
5/31/00      Shares of        14,100          5.75             6.89    Paine
             Beneficial                                                Webber
             Interest

Total Shares Repurchased: 49,100
Remarks: None.

MFS Multimarket Income Trust

by:  W. Thomas London

         W. Thomas London
                                    Treasurer